Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment		R$ 9,588,696		R$ 7,675,170
Property Plant And Equipment In Use [Member]
IfrsStatementLineItems [Line Items]
Historical cost		16,028,725		12,899,682		R$ 9,702,042
Accumulated depreciation		(6,913,090)		(5,723,531)		(4,920,846)
Property, plant and equipment		9,115,635		7,176,151		4,781,196
Additions		3,778,364		2,879,787
Contractual amendments		(132,238)		778,379
Depreciation		(1,640,650)		(1,259,375)
Writeoffs		(65,992)		(3,836)
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Historical cost		473,061		499,019		179,092
Accumulated depreciation
Property, plant and equipment		473,061		499,019		179,092
Additions		92,811		331,517
Contractual amendments
Depreciation
Writeoffs		(118,769)		(11,590)
Property Plant And Equipment In Use Total [Member]
IfrsStatementLineItems [Line Items]
Historical cost		16,501,786		13,398,701		9,881,134
Accumulated depreciation		(6,913,090)		(5,723,531)		(4,920,846)
Property, plant and equipment		9,588,696		7,675,170		4,960,288
Additions		3,871,175		3,211,304
Contractual amendments		(132,238)		778,379
Depreciation		(1,640,650)		(1,259,375)
Writeoffs		(184,761)		(15,426)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Historical cost		15,400,476		12,519,695		9,331,655
Accumulated depreciation		(6,539,747)		(5,388,630)		(4,616,375)
Property, plant and equipment		8,860,729		7,131,065		4,715,280
Additions		3,580,225		2,869,245
Contractual amendments		(186,958)		776,867
Depreciation		(1,597,645)		(1,227,105)
Writeoffs		R$ (65,958)		R$ (3,222)
Gross carrying amount [member] | Aircraft - ROU with Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	[1]	10.66%		17.00%
Historical cost	[1]	R$ 1,406,085
Accumulated depreciation	[1]	(69,869)
Property, plant and equipment	[1]	1,336,216
Additions	[1]	1,406,085
Contractual amendments	[1]
Depreciation	[1]	(69,869)
Writeoffs	[1]
Gross carrying amount [member] | Aircraft R O U With No Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		16.69%	[1]	7.00%	[2],[3]
Historical cost	[1]	R$ 8,148,917		R$ 7,127,628		4,020,709
Accumulated depreciation	[1]	(2,827,551)		(1,958,755)		(1,420,648)
Property, plant and equipment	[1]	5,321,366		5,168,873		2,600,061
Additions	[1]	1,337,200		2,446,548
Contractual amendments	[1]	(186,580)		776,867
Depreciation	[1]	(987,591)		(654,599)
Writeoffs	[1]	R$ (10,536)		R$ (4)
Gross carrying amount [member] | Spare Parts And Engines Own [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		7.21%	[2],[3]	25.91%	[1]
Historical cost	[2],[3]	R$ 2,188,299		R$ 2,062,646		1,964,411
Accumulated depreciation	[2],[3]	(1,061,674)		(963,949)		(837,048)
Property, plant and equipment	[2],[3]	1,126,625		1,098,697		1,127,363
Additions	[2],[3]	208,237		106,343
Contractual amendments	[2],[3]
Depreciation	[2],[3]	(144,843)		(131,887)
Writeoffs	[2],[3]	R$ (35,466)		R$ (3,122)
Gross carrying amount [member] | Spare Parts And Engines Rou [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		30.35%	[1]	44.14%
Historical cost	[1]	R$ 146,188		R$ 129,223		84,329
Accumulated depreciation	[1]	(91,077)		(62,908)		(47,940)
Property, plant and equipment	[1]	55,111		66,315		36,389
Additions	[1]	17,343		48,532
Contractual amendments	[1]	(378)
Depreciation	[1]	(28,169)		(18,606)
Writeoffs	[1]
Gross carrying amount [member] | Aircraft And Engine Overhauling [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		37.41%
Historical cost		R$ 3,447,804		3,143,372		3,206,385
Accumulated depreciation		(2,453,250)		(2,370,691)		(2,282,042)
Property, plant and equipment		994,554		772,681		924,343
Additions		604,953		266,584
Contractual amendments
Depreciation		(363,149)		(418,170)
Writeoffs		R$ (19,931)		R$ (76)
Gross carrying amount [member] | Tool [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		10.00%		10.00%
Gross carrying amount [member] | Tools [Member]
IfrsStatementLineItems [Line Items]
Historical cost		R$ 63,183		R$ 56,826		55,821
Accumulated depreciation		(36,326)		(32,327)		(28,697)
Property, plant and equipment		26,857		24,499		27,124
Additions		6,407		1,238
Contractual amendments
Depreciation		(4,024)		(3,843)
Writeoffs		(25)		(20)
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Historical cost		11,996		11,076		11,264
Accumulated depreciation		(10,349)		(9,915)		(9,572)
Property, plant and equipment		1,647		1,161		1,692
Additions		920		382
Contractual amendments
Depreciation		(434)		(551)
Writeoffs				(362)
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Historical cost		62,926		62,837		62,841
Accumulated depreciation		(51,514)		(50,824)		(48,417)
Property, plant and equipment		11,412		12,013		14,424
Additions		1,341		148
Contractual amendments
Depreciation		(1,928)		(2,529)
Writeoffs		(14)		(30)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Historical cost		33,870		32,508		32,790
Accumulated depreciation		(23,549)		(22,024)		(20,483)
Property, plant and equipment		10,321		10,484		12,307
Additions		1,778		195
Contractual amendments
Depreciation		(1,937)		(1,959)
Writeoffs		(4)		(59)
Gross carrying amount [member] | Computers And Peripherals Own [Member]
IfrsStatementLineItems [Line Items]
Historical cost		52,220		49,636		49,775
Accumulated depreciation		(42,317)		(40,869)		(37,740)
Property, plant and equipment		9,903		8,767		12,035
Additions		4,937		505
Contractual amendments
Depreciation		(3,785)		(3,755)
Writeoffs		(16)		(18)
Gross carrying amount [member] | Computers And Peripherals Rou [Member]
IfrsStatementLineItems [Line Items]
Historical cost	[1]	33,518		23,210		21,992
Accumulated depreciation	[1]	(25,579)		(20,251)		(15,460)
Property, plant and equipment	[1]	7,939		2,959		6,532
Additions	[1]	10,308		1,218
Contractual amendments	[1]
Depreciation	[1]	(5,328)		(4,791)
Writeoffs	[1]
Gross carrying amount [member] | Third Party Property Improvement [Member]
IfrsStatementLineItems [Line Items]
Historical cost		185,621		183,345		183,351
Accumulated depreciation		(176,432)		(166,832)		(156,965)
Property, plant and equipment		9,189		16,513		26,386
Additions		3		45
Contractual amendments
Depreciation		(9,683)		(9,904)
Writeoffs		2,356		(14)
Gross carrying amount [member] | Third Partyproperties R O U [Member]
IfrsStatementLineItems [Line Items]
Historical cost		254,130		28,819	[1]	27,867	[1]
Accumulated depreciation	[1]	(43,603)		(24,186)		(15,834)
Property, plant and equipment		210,527		4,633	[1]	12,033	[1]
Additions		171,084			[1]
Contractual amendments		54,720		1,512	[1]
Depreciation		(19,910)		(8,781)	[1]
Writeoffs				(131)	[1]
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Historical cost		14,456		15,410		14,837
Accumulated depreciation
Property, plant and equipment		14,456		15,410		14,837
Additions		1,402		573
Contractual amendments
Depreciation
Writeoffs		(2,356)
Gross carrying amount [member] | Property Plant And Equipment In Use [Member]
IfrsStatementLineItems [Line Items]
Historical cost		648,737		406,841		404,717
Accumulated depreciation		(373,343)		(334,901)		(304,471)
Property, plant and equipment		275,394		71,940		100,246
Additions		191,773		3,066
Contractual amendments		54,720		1,512
Depreciation		(43,005)		(32,270)
Writeoffs		R$ (34)		R$ (614)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		20.00%		20.00%
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		10.00%		10.00%
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		10.00%		10.00%
Accumulated depreciation and amortisation [member] | Computers And Peripherals Own [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		19.72%		13.33%
Accumulated depreciation and amortisation [member] | Computers And Peripherals Rou [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	[1]	49.69%		33.29%
Accumulated depreciation and amortisation [member] | Third Party Property Improvement [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		20.32%		16.18%
Accumulated depreciation and amortisation [member] | Third Partyproperties R O U [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate		13.13%		35.68%	[1]
Accumulated impairment [member] | Property Plant And Equipment In Use [Member]
IfrsStatementLineItems [Line Items]
Historical cost	[4]	R$ (20,488)		R$ (26,854)		(34,330)
Accumulated depreciation	[4]
Property, plant and equipment	[4]	(20,488)		(26,854)		R$ (34,330)
Additions	[4]	6,366		7,476
Contractual amendments	[4]
Depreciation	[4]
Writeoffs	[4]

[1]	Right of Use (“RoU”).
[2]	On December 31, 2022, 17 engines (19 engines on December 31,2021) Company's engines are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to Note 15.
[3]	On December 31, 2022, the balance of spare parts is granted as a guarantee to the Senior Secured Notes 2026, as per Note 15.
[4]	Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.